Debt - Senior Secured Credit Facility (Detail) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended
	May 08, 2012	Jul. 31, 2014	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 09, 2012	Jul. 31, 2012	Mar. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Feb. 02, 2011	Jun. 30, 2010
Debt Instrument [Line Items]
Accrued interest on outstanding debt				$ 43,500,000	$ 48,300,000
Repayment of term loans					1,239,000,000	147,000,000
Proceeds from the issuance of Senior Notes					1,325,000,000
Equity contribution from Parent	22,200,000					162,155,000
Senior Secured Credit Facility first lien net leverage ratio				4.50	5.00				5.25	5.00	5.00
Loss on extinguishment of debt		7,400,000	20,700,000	7,390,000	20,744,000
8.750% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of Senior Notes			1,325,000,000
Debt instrument interest rate			8.75%
Scenario Forecast [Member]
Debt Instrument [Line Items]
Senior Secured Credit Facility first lien net leverage ratio												4.25
2010 Term Loans [Member]
Debt Instrument [Line Items]
Available borrowings under the senior secured term loans													780,000,000	800,000,000
Revolving Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity, Revolving Credit Facility			300,000,000			240,000,000								240,000,000
Credit Facility, amount outstanding				0	0
Repayment of term loans			1,239,000,000
Capitalization of issuance costs								1,200,000
Unamortized deferred financing fees				8,800,000	11,700,000
Credit Facility, funds available for borrowings				293,300,000	292,700,000
Letters of credit, amount outstanding				6,700,000	7,300,000
Interest expense excluding amortization of deferred financing fees and debt discounts				1,800,000	2,800,000	6,000,000
Interest paid				1,900,000	2,800,000	6,100,000
Revolving Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.00%			4.75%
Revolving Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			4.00%			5.75%
Debt instrument, maturity date			2018-01
2011 Term Loans [Member]
Debt Instrument [Line Items]
Available borrowings under the senior secured term loans													1,600,000,000
Credit Facility, amount outstanding													1,400,000,000
Repayment of term loans							140,000,000
Capitalization of issuance costs								6,200,000
Debt issuance costs								2,300,000
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Capitalization of issuance costs			5,500,000
Senior Secured Credit Facility maximum leverage ratio						5.25
Senior Secured Credit Facility minimum interest coverage ratio						2.00
Percentage of Revolving Facility borrowing capacity covenant trigger			25.00%
Undrawn letters of credit			10,000,000
Loss on extinguishment of debt									20,700,000
Interest expense relating to amortization of deferred financing fees				2,900,000	3,100,000	6,500,000
Interest expense relating to amortization of debt discounts				0	100,000	500,000
Term Loans [Member]
Debt Instrument [Line Items]
Interest expense excluding amortization of deferred financing fees and debt discounts				0	7,700,000	91,000,000
Interest paid				$ 0	$ 16,500,000	$ 87,600,000